De-Spac Transaction (Details) $ / shares in Units, $ in Thousands, $ in Millions			12 Months Ended
	Sep. 20, 2023 CAD ($) shares	Sep. 20, 2023 $ / shares shares	Dec. 31, 2023 CAD ($) shares	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
De-Spac Transaction [Line Items]
Common shares outstanding			8,937,518
Converted shares	661,971		661,971	661,971
Greenfire common shares			4,250,000	4,250,000
Shares cancelled			77,941	77,941
Cash consideration (in Dollars) | $	$ 25,500
Dividend paid (in Dollars) | $			$ 59,400
Shares repurchase			11,400,000	11,400,000
Warrants outstanding			312,500	312,500
Share capital (in Dollars) | $			$ 38,900
Warrants convertable			3,617,016	3,617,016
Additional warrants			5,000,000	5,000,000
Private placement warrant			2,526,667	2,526,667
Conversion of warrants			2,526,667	2,526,667
Purchase price per share (in Dollars per share) | $ / shares		$ 9.37
Listing expense | $			$ 106,542
GreenFire Common Shares [Member]
De-Spac Transaction [Line Items]
Converted shares			7,996,165	7,996,165
Greenfire common shares			15,769,183	15,769,183
Shares cancelled			941,353	941,353
Cash consideration (in Dollars) | $			$ 70,800
Retained earnings (in Dollars) | $			$ 70,800
GRI Common Shares [Member]
De-Spac Transaction [Line Items]
Converted shares	2,886,565		2,886,048	2,886,048
Greenfire common shares	3,225,810		3,225,810	3,225,810
Retained earnings (in Dollars) | $			$ 4,600
Class A Common Shares [Member]
De-Spac Transaction [Line Items]
Converted shares			755,707	755,707
Purchase price per share (in Dollars per share) | $ / shares		$ 9.37
Issued shares			4,177,091
Transaction costs			$ 56,600	$ 42.2
MBSC Public Share [Member]
De-Spac Transaction [Line Items]
Greenfire common shares			755,707	755,707
Class B Common Stock [Member]
De-Spac Transaction [Line Items]
Converted shares			4,250,000	4,250,000
GreenFire Common Shares [Member] | Common Shares [Member]
De-Spac Transaction [Line Items]
Greenfire common shares			43,690,534	43,690,534
Shares cancelled	339,245		339,245	339,245
Freenfire [Member]
De-Spac Transaction [Line Items]
Cash consideration (in Dollars) | $			$ 25,500
Retained earnings (in Dollars) | $			4,500
Transaction costs | $			12,200		$ 2,800
Reclassified Surplus [Member]
De-Spac Transaction [Line Items]
Reclassified surplus (in Dollars) | $			$ 43,500
GRI Warrants [Member]
De-Spac Transaction [Line Items]
Warrant outstanding	739,912	739,912	739,912
Warrants Consideration [Member]
De-Spac Transaction [Line Items]
Cash consideration (in Dollars) | $			$ 4,500
Related Parties [Member]
De-Spac Transaction [Line Items]
Reclassified surplus (in Dollars) | $			1,200
PIPE Investors [Member] | Class A Common Shares [Member]
De-Spac Transaction [Line Items]
Purchase price per share (in Dollars per share) | $ / shares				$ 10.1
MBSC [Member]
De-Spac Transaction [Line Items]
Listing expense			106,500	$ 79.4
Warrants [Member]
De-Spac Transaction [Line Items]
Retained earnings (in Dollars) | $			$ 25,500